Feb. 01, 2021
Global X Funds | Global X YieldCo & Renewable Energy Income ETF
Global X YieldCo & Renewable Energy Income ETF
GLOBAL X FUNDS
(the “Trust”)

Global X YieldCo & Renewable Energy Income ETF (YLCO) (the “Fund”)

SUPPLEMENT DATED NOVEMBER 24, 2020
TO THE SUMMARY PROSPECTUS DATED MARCH 1, 2020, THE STATUTORY PROSPECTUS DATED MARCH 1, 2020 (AS SUPPLEMENTED AND RESTATED JUNE 26, 2020) AND THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2020 FOR THE FUND, EACH AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus, Statutory Prospectus and/or SAI, as applicable.

The purpose of this supplement is to provide you with information regarding upcoming changes to the Indxx YieldCo & Renewable Energy Income Index, the index tracked by the Fund (the "Underlying Index"). On November 13, 2020, Indxx LLC, the index provider, announced that it will revise the Underlying Index name and methodology for the Underlying Index as noted below and update the timing of the Underlying Index rebalancing from quarterly to semi-annually. These changes will take effect on or about February 1, 2021 (the Effective Date”). Indxx LLC has also announced that in light of the upcoming changes, the December 2020 quarterly Underlying Index rebalance has been suspended.

1. As of the Effective Date, the changes listed in the table below are made to the Fund’s Summary Prospectus, Statutory Prospectus and SAI. As of the Effective Date, all references to the Fund’s name, the Fund’s ticker symbol and the Fund’s Underlying Index are hereby replaced with the information in the last column in the table below.

	Current Disclosure	New Disclosure as of Effective Date
Fund Ticker Symbol	YLCO	RNRG
Fund Name	Global X YieldCo & Renewable Energy Income ETF	Global X Renewable Energy Producers ETF
Index Name	Indxx YieldCo & Renewable Energy Income Index	Indxx Renewable Energy Producers Index

2. As of the Effective Date, the second through fourth paragraphs of the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” are hereby replaced and deleted in their entirety by the following paragraphs:

PRINCIPAL INVESTMENT STRATEGIES

The Underlying Index is designed to provide exposure to publicly traded companies that produce energy from renewable sources including wind, solar, hydroelectric, geothermal, and biofuels (including publicly traded companies that are formed to own operating assets that produce defined cash flows (“YieldCos”)) (collectively, "Renewable Energy Companies"), as defined by Indxx LLC, the provider of the Underlying Index ("Index Provider").

In constructing the Underlying Index, the Index Provider first identifies FactSet Industries related to renewable energy production. Companies within these industries, as of the selection date, are further reviewed by the Index Provider on the basis of revenue related to renewable energy production. To be eligible for the Underlying Index, a company is considered by the Index Provider to be a Renewable Energy Company if the company generates at least 50% of its revenues from renewable energy production, as determined by the Index Provider. The Index Provider classifies Renewable Energy Companies as those companies that produce energy from renewable sources, including: wind, solar, hydroelectric, geothermal, and biofuels (including YieldCos), as determined by the Index Provider.
The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted semi-annually. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. The Underlying Index may include large-, mid- or small-capitalization companies, and components may include, but are not limited to, utilities, industrials and energy companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

3. As of the Effective Date, the section of the Fund’s Statutory Prospectus and SAI titled “Information Regarding the Indices and the Index Providers – Indxx YieldCo & Renewable Energy Income Index” is hereby replaced and deleted in its entirety by the following disclosure:

Indxx Renewable Energy Producers Index

The Indxx Renewable Energy Producers Index is designed to provide exposure to publicly traded companies that produce energy from renewable sources including wind, solar, hydroelectric, geothermal, and biofuels (including publicly traded companies that are formed to own operating assets that produce defined cash flows (“YieldCos”)) (collectively, "Renewable Energy Companies"), as defined by Indxx LLC, the index provider.

In constructing the Indxx Renewable Energy Producers Index, Indxx LLC first identifies FactSet Industries related to renewable energy production. Companies within these industries, as of the selection date, are further reviewed by Indxx LLC on the basis of revenue related to renewable energy production. To be eligible for the Indxx Renewable Energy Producers Index, a company is considered by Indxx LLC to be a Renewable Energy Company if the company generates at least 50% of its revenues from renewable energy production, as determined by Indxx LLC. Indxx LLC classifies Renewable Energy Companies as those companies that produce energy from renewable sources, including: wind, solar, hydroelectric, geothermal, and biofuels (including YieldCos), as determined by Indxx LLC.

4. As of the Effective Date, the section of the Fund’s SAI titled “PROXY VOTING” is hereby revised to include the following disclosure:

In addition to the general Proxy Voting Policies, the Adviser has adopted the ESG (Environmental, Social & Governance) voting policy addendum for the Global X Renewable Energy Producers ETF.

PRINCIPAL INVESTMENT STRATEGIES
The Underlying Index is designed to provide exposure to publicly traded companies that produce energy from renewable sources including wind, solar, hydroelectric, geothermal, and biofuels (including publicly traded companies that are formed to own operating assets that produce defined cash flows (“YieldCos”)) (collectively, "Renewable Energy Companies"), as defined by Indxx LLC, the provider of the Underlying Index ("Index Provider").

In constructing the Underlying Index, the Index Provider first identifies FactSet Industries related to renewable energy production. Companies within these industries, as of the selection date, are further reviewed by the Index Provider on the basis of revenue related to renewable energy production. To be eligible for the Underlying Index, a company is considered by the Index Provider to be a Renewable Energy Company if the company generates at least 50% of its revenues from renewable energy production, as determined by the Index Provider. The Index Provider classifies Renewable Energy Companies as those companies that produce energy from renewable sources, including: wind, solar, hydroelectric, geothermal, and biofuels (including YieldCos), as determined by the Index Provider.
The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted semi-annually. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. The Underlying Index may include large-, mid- or small-capitalization companies, and components may include, but are not limited to, utilities, industrials and energy companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.
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